Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets [Line Items]
Financial assets at amortized cost	£ 10,000	£ 20,001	£ 5,043
Financial assets at amortized cost	303	275	275
Total financial assets at amortized cost	10,303	20,276	5,318
Term Deposit
Disclosure of Financial Assets [Line Items]
Financial assets at amortized cost	£ 10,000	20,000	5,000
Other
Disclosure of Financial Assets [Line Items]
Financial assets at amortized cost		£ 1	£ 43